Revenue (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue

The Company recognizes revenue classified in services and other either at a point in time or over time. Revenue by point in time and over time was as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
SaaS revenue recognized over time	$373	$283	$1,089	$1,096
Services and other revenue recognized point in time	2,363	2,254	6,165	6,100
Total revenue	$2,736	$2,537	$7,254	$7,196

The Company recognizes revenue classified in services and other either at a point in time or over time. Revenue by point in time and over time was as follows (in thousands):

	Years Ended December 31,
	2024	2023
SaaS revenue recognized over time	$1,432	$1,327
Services and other revenue recognized point in time	8,304	5,865
Total revenue	$9,736	$7,192

Schedule of Deferred Revenue

The deferred revenue balance represents payments received for performance obligations not yet satisfied. The following table shows the changes in deferred revenue during the nine months ended September 30, 2025, and 2024 respectively (in thousands):

	Nine Months Ended September 30,
	2025	2024
Balance at beginning of period	$776	$279
Deferred revenue additions during period	994	1,055
Revenue recognized during period	(1,071)	(745)
Balance at end of period	$699	$589

The deferred revenue balance represents payments received for performance obligations not yet satisfied. The following table shows the changes in deferred revenue during the years ended December 31, 2024, and 2023 respectively (in thousands):

	Years Ended December 31,
	2024	2023
Balance at beginning of period	$279	$29
Deferred revenue additions during period	1,326	1,003
Revenue recognized during period	(829)	(753)
Balance at end of period	$776	$279